Consolidated Statements of Changes in Shareholders' Equity	Ordinary shares Private placement CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital Private placement CNY (¥)	Additional paid-in capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity Private placement CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Private placement CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2014		¥ 198,113		¥ 43,046,402	¥ 1,861,749	¥ 80,128		¥ 45,186,392	¥ 4,403,889			¥ 49,590,281
Balance (in shares) at Dec. 31, 2014 | shares		61,244,980
Net income					153,476,506			153,476,506	13,787,949			167,264,455
Share-based compensation				15,895,439				15,895,439				15,895,439
Foreign currency translation adjustments						34,316,641		34,316,641	59,168			34,375,809
Issuance of ordinary shares to public, net of issuance cost		¥ 91,669		259,016,528				259,108,197				259,108,197
Issuance of ordinary shares to public, net of issuance cost (in shares) | shares		29,970,000
Dividend distributed to non-controlling interest shareholder									(1,050,000)			(1,050,000)
Issuance of ordinary shares in connection with business acquisition		¥ 99,350		344,768,507				344,867,857				344,867,857
Issuance of ordinary shares in connection with business acquisition (in shares) | shares		32,481,552
Change in fair value of available-for-sale investment, net of tax of RMB312,320 in 2015						936,959		936,959				936,959
Disposal of available for sale investment, net of tax of RMB326,553 in 2015						(979,665)		(979,665)				(979,665)
Conversion of preferred share		¥ 170,948		234,088,810				234,259,758				234,259,758
Conversion of preferred share (in shares) | shares		55,890,227
Balance at Dec. 31, 2015		¥ 560,080		896,815,686	155,338,255	34,354,063		1,087,068,084	17,201,006			1,104,269,090
Balance (in shares) at Dec. 31, 2015 | shares		179,586,759
Net income					207,583,868			207,583,868	22,461,561			230,045,429
Private placement	¥ 40,550		¥ 138,566,650				¥ 138,607,200			¥ 138,607,200
Private placement (in shares) | shares	12,471,000
Share-based compensation				21,423,694				21,423,694				21,423,694
Option exercised		¥ 2,618		3,102,915				3,105,533				3,105,533
Option exercised (in shares) | shares		789,480
Restricted shares vested		¥ 2,922		(2,922)
Restricted shares vested (in shares) | shares		873,467
Capital contribution by non-controlling interest shareholder									6,979,904			6,979,904
Non-controlling interest from acquisitions									9,973,508			9,973,508
Foreign currency translation adjustments						42,817,494		42,817,494	1,209,401			44,026,895
Dividend distributed to non-controlling interest shareholder									(10,160,503)			(10,160,503)
Balance at Dec. 31, 2016		¥ 606,170		1,059,906,023	362,922,123	77,171,557		1,500,605,873	47,664,877			1,548,270,750
Balance (in shares) at Dec. 31, 2016 | shares		193,720,706
Net income					409,492,179			409,492,179	13,014,063		$ 64,938,020	422,506,242
Share-based compensation				30,455,939				30,455,939				30,455,939
Option exercised		¥ 11,413		11,667,134				11,678,547				11,678,547
Option exercised (in shares) | shares		3,427,569
Restricted shares vested		¥ 3,370		(3,370)
Restricted shares vested (in shares) | shares		995,464
Dividend distribution					(111,196,228)			(111,196,228)	(5,992,000)			(117,188,228)
Purchase of subsidiary shares from non-controlling interests				14,716,560				14,716,560	(20,194,033)			(5,477,473)
Foreign currency translation adjustments						(36,401,114)		(36,401,114)	23,338			(36,377,776)
Balance at Dec. 31, 2017		¥ 620,953		¥ 1,116,742,286	¥ 661,218,074	¥ 40,770,443		¥ 1,819,351,756	¥ 34,516,245		$ 284,934,295	¥ 1,853,868,001
Balance (in shares) at Dec. 31, 2017 | shares		198,143,739